CONCENTRATONS AND CREDIT RISK (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Concentration Risk [Line Items]
Cash Equivalents, at Carrying Value	$ 468,036		$ 1,118,118
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Dogness Network [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.10%		17.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Linsun Smart Technology Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	50.00%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%
Customers One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.70%		14.50%
Customers One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.10%	31.40%
Customers Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.10%		13.00%
Customers Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.60%	12.40%
Four Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			45.20%
Two Suppliers [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	60.10%
Suppliers One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.10%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			29.20%
Supplier One [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.60%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	47.50%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Outside of China [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	53.10%
Customers Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.10%	6.30%
Customers Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.00%
One Related Party [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	38.80%	26.10%
Suppliers Two [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.50%